SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 20, 2022 shares	Jun. 08, 2020	Sep. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment shares	Sep. 30, 2020 USD ($) shares
Amount of investments that qualify as VIE							$ 0	$ 0
Number of reportable segments					1		1
Number of operating segments					1		1
Cash Equivalents, at Carrying Value				$ 0	$ 0		$ 0	0
FDIC insurance Limit				3,655,716	459,725		3,655,716	1,695,763
Allowance for doubtful accounts				216,238	445,946		216,238	0
Inventory valuation allowance				$ 0			0	0
Impairment						$ 2,390,799
Goodwill impairment							162,093
Advertising costs					4,232,734	776,086	$ 981,878	$ 143,096
Amortization of Intangible Assets					$ 933,036	$ 783,567
Reverse stock split	1 for 3 reverse stock split of the Company’s common stock became effective	one-for-three reverse stock split pursuant to which every three shares of common stock were reclassified as one share of common stock	1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, authorized | shares		105,555,556		105,555,556	105,555,556		105,555,556	105,555,556
Minimum
Capitalize property and equipment purchases								$ 3,000
Finite-lived intangible asset, useful life							2 years
Maximum
Finite-lived intangible asset, useful life							9 years
Spkr Inc and EON Media Group [Member]
Goodwill impairment							$ 719,688
Spkr Inc. [Member]
Asset impairment charges							1,405,142
EON Media Group Pte. Ltd [Member]
Goodwill impairment				$ 4,442,487			4,442,487
Eon Brand Names [Member]
Impairment				$ 2,251,513			2,251,513
Asset impairment charges							$ 130,000	$ 6,350,000